Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Market capitalization, percentage	30.00%
Amortization expense	$ 5,800	$ 2,100	$ 200
Payment to acquire license patent technology	$ 34	9,527	$ 30
Corsicana Facility | Patents
Indefinite-Lived Intangible Assets [Line Items]
Payment to acquire license patent technology		$ 9,500